UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4526
Name of Registrant: Vanguard Quantitative Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2011
Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (10.7%)
McDonald's Corp.	349,041	35,019
Home Depot Inc.	596,213	25,065
Time Warner Inc.	677,603	24,489
* priceline.com Inc.	46,562	21,777
Starbucks Corp.	404,717	18,621
News Corp. Class A	999,956	17,839
Viacom Inc. Class B	317,300	14,409
Macy's Inc.	441,800	14,217
* DIRECTV Class A	326,257	13,951
Walt Disney Co.	371,700	13,939
Coach Inc.	219,400	13,392
* O'Reilly Automotive Inc.	151,500	12,112
CBS Corp. Class B	428,960	11,642
Wyndham Worldwide Corp.	274,000	10,365
* AutoZone Inc.	30,157	9,800
* Bed Bath & Beyond Inc.	167,200	9,693
TJX Cos. Inc.	143,100	9,237
Time Warner Cable Inc.	142,000	9,027
Lowe's Cos. Inc.	339,400	8,614
Comcast Corp. Class A	356,481	8,452
Wynn Resorts Ltd.	73,205	8,088
* Big Lots Inc.	200,258	7,562
* Amazon.com Inc.	43,438	7,519
Gap Inc.	394,052	7,310
Limited Brands Inc.	172,978	6,980
McGraw-Hill Cos. Inc.	154,877	6,965
* Goodyear Tire & Rubber Co.	481,600	6,824
Harley-Davidson Inc.	174,000	6,763
* Apollo Group Inc. Class A	108,434	5,841
Ralph Lauren Corp. Class A	42,300	5,841
Genuine Parts Co.	88,789	5,434
Washington Post Co. Class B	12,401	4,673
Yum! Brands Inc.	75,034	4,428
Family Dollar Stores Inc.	75,511	4,354
NIKE Inc. Class B	38,993	3,758
Nordstrom Inc.	67,095	3,335
* Discovery Communications Inc.	75,000	2,827
Mattel Inc.	96,079	2,667
Staples Inc.	171,600	2,384
Best Buy Co. Inc.	74,300	1,736
Harman International Industries Inc.	42,700	1,624
Abercrombie & Fitch Co.	31,600	1,543
Newell Rubbermaid Inc.	94,000	1,518
Marriott International Inc. Class A	39,400	1,149
DeVry Inc.	28,666	1,102
Tiffany & Co.	13,810	915
Kohl's Corp.	18,346	905
* Coinstar Inc.	17,200	785
Hasbro Inc.	23,419	747

* Orbitz Worldwide Inc.	181,014	681
Interpublic Group of Cos. Inc.	68,959	671
* PulteGroup Inc.	97,700	616
* Aeropostale Inc.	36,800	561
* Boyd Gaming Corp.	74,600	557
International Game Technology	28,000	482
Ameristar Casinos Inc.	23,800	411
* Pier 1 Imports Inc.	29,471	411
* Ascena Retail Group Inc.	11,300	336
Scripps Networks Interactive Inc. Class A	7,495	318
H&R Block Inc.	18,900	309
* Career Education Corp.	34,944	278
* Penn National Gaming Inc.	5,443	207
* Barnes & Noble Inc.	13,600	197
Magna International Inc.	5,909	197
Blyth Inc.	3,260	185
* LodgeNet Interactive Corp.	75,900	181
* Pinnacle Entertainment Inc.	17,643	179
Ryland Group Inc.	10,700	169
Expedia Inc.	5,800	168
* Liberty Global Inc. Class A	4,100	168
Brunswick Corp.	8,900	161
Rent-A-Center Inc.	4,205	156
CTC Media Inc.	17,700	155
* Perry Ellis International Inc.	10,600	151
Six Flags Entertainment Corp.	3,600	148
Lithia Motors Inc. Class A	6,500	142
Ethan Allen Interiors Inc.	5,800	138
* Charter Communications Inc. Class A	2,359	134
Finish Line Inc. Class A	6,200	120
PEP Boys-Manny Moe & Jack	10,055	111
RadioShack Corp.	11,200	109
Target Corp.	2,122	109
Meredith Corp.	3,200	104
* Liz Claiborne Inc.	12,000	104
* Capella Education Co.	2,700	97
* Red Robin Gourmet Burgers Inc.	3,400	94
* Scientific Games Corp. Class A	9,700	94
* G-III Apparel Group Ltd.	3,500	87
Weight Watchers International Inc.	1,550	85
International Speedway Corp. Class A	3,200	81
Chico's FAS Inc.	7,200	80
* Cumulus Media Inc. Class A	23,701	79
PF Chang's China Bistro Inc.	2,300	71
Fred's Inc. Class A	4,400	64
* Wet Seal Inc. Class A	18,745	61
* Warnaco Group Inc.	1,200	60
* Carter's Inc.	1,500	60
DR Horton Inc.	4,043	51
Vail Resorts Inc.	1,200	51
* TripAdvisor Inc.	2,000	50
* Smith & Wesson Holding Corp.	10,500	46
Strayer Education Inc.	400	39
* Education Management Corp.	1,300	36
HOT Topic Inc.	5,119	34
* Charming Shoppes Inc.	6,700	33
* Knology Inc.	2,200	31

	DSW Inc. Class A	700	31
*	Carmike Cinemas Inc.	4,400	30
	Cablevision Systems Corp. Class A	2,100	30
*	Conn's Inc.	2,536	28
	Gannett Co. Inc.	2,032	27
*	Universal Technical Institute Inc.	2,084	27
*	DineEquity Inc.	600	25
	CPI Corp.	12,273	22
*	Ford Motor Co.	2,000	22
*	Sonic Corp.	2,900	20
*,^ Sears Holdings Corp.		600	19
*	Coldwater Creek Inc.	15,600	18
*	Town Sports International Holdings Inc.	2,007	15
	Cato Corp. Class A	600	15
*	Jack in the Box Inc.	600	13
	Arcos Dorados Holdings Inc. Class A	600	12
	Texas Roadhouse Inc. Class A	800	12
*	Urban Outfitters Inc.	421	12
	Leggett & Platt Inc.	500	12
	Stage Stores Inc.	800	11
	Regal Entertainment Group Class A	800	10
*	Valuevision Media Inc. Class A	4,600	9
*	Domino's Pizza Inc.	230	8
*	Dex One Corp.	4,600	8
	Sonic Automotive Inc. Class A	500	7
	Stewart Enterprises Inc. Class A	1,200	7
*	GNC Holdings Inc.	200	6
*	New York & Co. Inc.	1,700	5
*	Overstock.com Inc.	500	4
	HSN Inc.	100	4
	Carnival Corp.	105	3
*	ReachLocal Inc.	400	2
*	Bally Technologies Inc.	30	1
*	Isle of Capri Casinos Inc.	200	1
*	Marriott Vacations Worldwide Corp.	49	1
*	Orchard Supply Hardware Stores Corp. Class A	85	1
	Nutrisystem Inc.	28	—
	Buckle Inc.	2	—
*	Orchard Supply Hardware Stores Corp. Pfd.	85	—
			428,223
Consumer Staples (9.9%)
	Philip Morris International Inc.	832,307	65,319
	Procter & Gamble Co.	951,254	63,458
	Wal-Mart Stores Inc.	620,741	37,095
	Coca-Cola Co.	489,917	34,280
	Altria Group Inc.	1,039,168	30,811
	Lorillard Inc.	157,829	17,993
	Walgreen Co.	442,200	14,619
	CVS Caremark Corp.	320,319	13,063
	Colgate-Palmolive Co.	135,990	12,564
	PepsiCo Inc.	188,421	12,502
	Kroger Co.	438,597	10,623
	Kimberly-Clark Corp.	140,361	10,325
	Kraft Foods Inc.	247,843	9,259
	Dr Pepper Snapple Group Inc.	210,994	8,330
	Estee Lauder Cos. Inc. Class A	73,500	8,256
	Whole Foods Market Inc.	118,110	8,218

Coca-Cola Enterprises Inc.	291,700	7,520
Hershey Co.	120,500	7,444
Reynolds American Inc.	168,753	6,990
* Constellation Brands Inc. Class A	317,600	6,565
Sysco Corp.	117,199	3,437
Tyson Foods Inc. Class A	97,900	2,021
ConAgra Foods Inc.	68,883	1,819
Safeway Inc.	61,300	1,290
Beam Inc.	15,900	815
* Dean Foods Co.	49,600	556
Clorox Co.	8,300	552
Avon Products Inc.	28,600	500
* Fresh Market Inc.	11,400	455
SUPERVALU Inc.	55,600	451
Sara Lee Corp.	20,953	396
Mead Johnson Nutrition Co.	4,473	307
* Star Scientific Inc.	38,681	84
Hormel Foods Corp.	2,153	63
Cosan Ltd.	5,600	61
* Smart Balance Inc.	7,663	41
* Spectrum Brands Holdings Inc.	1,300	36
* Central European Distribution Corp.	8,000	35
* Pantry Inc.	1,000	12
* Dole Food Co. Inc.	400	3
* Central Garden and Pet Co. Class A	224	2
		398,170
Energy (11.5%)
Exxon Mobil Corp.	1,557,214	131,989
Chevron Corp.	785,539	83,581
ConocoPhillips	874,184	63,702
Occidental Petroleum Corp.	311,695	29,206
National Oilwell Varco Inc.	231,584	15,745
Anadarko Petroleum Corp.	169,296	12,922
Marathon Petroleum Corp.	366,200	12,191
Schlumberger Ltd.	177,435	12,121
Devon Energy Corp.	190,891	11,835
Spectra Energy Corp.	369,000	11,347
Marathon Oil Corp.	384,434	11,252
Valero Energy Corp.	409,300	8,616
Diamond Offshore Drilling Inc.	132,900	7,344
* Tesoro Corp.	276,350	6,456
Helmerich & Payne Inc.	105,844	6,177
Apache Corp.	65,444	5,928
Noble Energy Inc.	54,998	5,191
Williams Cos. Inc.	104,100	3,437
Range Resources Corp.	49,605	3,073
* Denbury Resources Inc.	199,000	3,005
Halliburton Co.	80,024	2,762
Chesapeake Energy Corp.	95,600	2,131
Cabot Oil & Gas Corp.	23,700	1,799
Pioneer Natural Resources Co.	19,596	1,753
* FMC Technologies Inc.	32,863	1,716
Murphy Oil Corp.	25,671	1,431
Baker Hughes Inc.	25,781	1,254
* Cheniere Energy Inc.	129,500	1,125
El Paso Corp.	37,178	988
Talisman Energy Inc.	49,462	631

* Hercules Offshore Inc.	69,012	306
* Exterran Holdings Inc.	28,196	257
W&T Offshore Inc.	10,580	224
Crosstex Energy Inc.	12,600	159
* Contango Oil & Gas Co.	2,200	128
* Petroleum Development Corp.	3,500	123
* Energy Partners Ltd.	5,500	80
* Helix Energy Solutions Group Inc.	4,100	65
* ATP Oil & Gas Corp.	8,800	65
* Endeavour International Corp.	6,714	58
* USEC Inc.	43,900	50
QEP Resources Inc.	1,600	47
Teekay Tankers Ltd. Class A	12,500	44
Overseas Shipholding Group Inc.	3,577	39
* Tetra Technologies Inc.	3,500	33
* Cloud Peak Energy Inc.	1,300	25
* Callon Petroleum Co.	4,900	24
* Enbridge Energy Management LLC	700	24
* Nabors Industries Ltd.	1,312	23
Alon USA Energy Inc.	2,600	23
* Superior Energy Services Inc.	767	22
* Harvest Natural Resources Inc.	2,900	21
* Newfield Exploration Co.	509	19
Teekay Corp.	400	11
* Southwestern Energy Co.	300	10
* Patriot Coal Corp.	900	8
Delek US Holdings Inc.	500	6
EQT Corp.	100	5
Bristow Group Inc.	100	5
* Alpha Natural Resources Inc.	200	4
		462,616
Exchange-Traded Fund (0.1%)
SPDR S&P 500 ETF Trust	49,800	6,250

Financials (13.3%)
JPMorgan Chase & Co.	1,345,334	44,732
Wells Fargo & Co.	1,521,769	41,940
* Berkshire Hathaway Inc. Class B	514,355	39,245
Simon Property Group Inc.	198,713	25,622
CME Group Inc.	104,188	25,387
American Express Co.	452,263	21,333
Public Storage	144,489	19,428
Marsh & McLennan Cos. Inc.	550,625	17,411
US Bancorp	564,941	15,282
* NASDAQ OMX Group Inc.	595,622	14,599
Torchmark Corp.	332,200	14,414
Discover Financial Services	559,600	13,430
Franklin Resources Inc.	118,250	11,359
Aflac Inc.	254,820	11,024
ACE Ltd.	153,600	10,770
T Rowe Price Group Inc.	188,366	10,727
Chubb Corp.	151,209	10,467
Goldman Sachs Group Inc.	108,600	9,821
Capital One Financial Corp.	228,634	9,669
HCP Inc.	228,945	9,485
Citigroup Inc.	325,134	8,554
Morgan Stanley	557,200	8,430

Bank of America Corp.	1,443,500	8,026
PNC Financial Services Group Inc.	137,339	7,920
AvalonBay Communities Inc.	60,289	7,874
Unum Group	372,286	7,844
Moody's Corp.	221,950	7,475
Legg Mason Inc.	265,692	6,390
Ameriprise Financial Inc.	109,184	5,420
ProLogis Inc.	189,200	5,409
Leucadia National Corp.	231,287	5,259
Assurant Inc.	127,661	5,242
Prudential Financial Inc.	98,500	4,937
Equity Residential	82,339	4,696
American International Group Inc.	202,000	4,686
Federated Investors Inc. Class B	295,162	4,472
People's United Financial Inc.	340,692	4,378
Invesco Ltd.	191,255	3,842
M&T Bank Corp.	41,386	3,159
BB&T Corp.	119,900	3,018
Fifth Third Bancorp	231,600	2,946
Plum Creek Timber Co. Inc.	80,386	2,939
Loews Corp.	72,700	2,737
Travelers Cos. Inc.	43,216	2,557
Hudson City Bancorp Inc.	392,600	2,454
Erie Indemnity Co. Class A	25,106	1,962
Boston Properties Inc.	15,244	1,518
Regions Financial Corp.	330,600	1,422
Ventas Inc.	25,000	1,378
* First Industrial Realty Trust Inc.	132,900	1,360
Kimco Realty Corp.	79,420	1,290
Hartford Financial Services Group Inc.	78,000	1,267
Healthcare Realty Trust Inc.	61,100	1,136
Principal Financial Group Inc.	43,180	1,062
SunTrust Banks Inc.	58,900	1,043
Lincoln National Corp.	52,764	1,025
Apartment Investment & Management Co.	42,956	984
* IntercontinentalExchange Inc.	7,500	904
MI Developments Inc.	27,900	892
* E*Trade Financial Corp.	97,937	780
* eHealth Inc.	41,259	607
* CNO Financial Group Inc.	89,600	565
KeyCorp	71,365	549
* Genworth Financial Inc. Class A	81,100	531
First Horizon National Corp.	57,000	456
Zions Bancorporation	26,800	436
NYSE Euronext	13,254	346
Cincinnati Financial Corp.	10,077	307
Transatlantic Holdings Inc.	5,600	306
* CBRE Group Inc. Class A	18,700	285
RLJ Lodging Trust	16,700	281
* iStar Financial Inc.	49,637	263
* NewStar Financial Inc.	24,100	245
Och-Ziff Capital Management Group LLC Class A	26,248	221
Huntington Bancshares Inc.	36,900	203
Bank of New York Mellon Corp.	8,478	169
Equity Lifestyle Properties Inc.	2,500	167
American Equity Investment Life Holding Co.	14,500	151
Potlatch Corp.	4,600	143

MarketAxess Holdings Inc.	4,600	139
Post Properties Inc.	3,000	131
Willis Group Holdings plc	3,100	120
* First Cash Financial Services Inc.	3,300	116
* Ezcorp Inc. Class A	4,386	116
Employers Holdings Inc.	5,900	107
United Bankshares Inc.	3,600	102
Umpqua Holdings Corp.	7,600	94
Horace Mann Educators Corp.	6,600	90
PS Business Parks Inc.	1,600	89
Allstate Corp.	2,700	74
Charles Schwab Corp.	6,216	70
Brookfield Office Properties Inc.	4,000	63
Northern Trust Corp.	1,500	59
* Sterling Financial Corp.	3,500	58
* Central Pacific Financial Corp.	4,300	56
Progressive Corp.	2,700	53
Equity One Inc.	3,000	51
Protective Life Corp.	2,200	50
Newcastle Investment Corp.	9,786	45
UDR Inc.	1,600	40
DuPont Fabros Technology Inc.	1,600	39
BlackRock Inc.	209	37
Prospect Capital Corp.	3,101	29
Valley National Bancorp	2,300	28
Ashford Hospitality Trust Inc.	3,331	27
PrivateBancorp Inc. Class A	2,400	26
FXCM Inc. Class A	2,700	26
FNB Corp.	2,233	25
CapitalSource Inc.	3,400	23
Brookline Bancorp Inc.	2,620	22
* Sunstone Hotel Investors Inc.	2,600	21
First Financial Bancorp	1,114	19
* Investment Technology Group Inc.	1,680	18
Delphi Financial Group Inc.	400	18
* Popular Inc.	11,500	16
Symetra Financial Corp.	1,679	15
* United Community Banks Inc.	1,811	13
* Strategic Hotels & Resorts Inc.	2,200	12
BGC Partners Inc. Class A	1,960	12
* Portfolio Recovery Associates Inc.	172	12
Flushing Financial Corp.	800	10
* ICG Group Inc.	1,300	10
Piedmont Office Realty Trust Inc. Class A	500	9
Washington Real Estate Investment Trust	300	8
* Netspend Holdings Inc.	1,000	8
Oritani Financial Corp.	400	5
Compass Diversified Holdings	400	5
NorthStar Realty Finance Corp.	800	4
First Financial Bankshares Inc.	100	3
* FelCor Lodging Trust Inc.	800	2
* BBCN Bancorp Inc.	200	2
* Phoenix Cos. Inc.	480	1
Comerica Inc.	13	—
		533,291
Health Care (11.7%)
Pfizer Inc.	3,948,184	85,439

Johnson & Johnson	850,909	55,803
Merck & Co. Inc.	1,056,296	39,822
Abbott Laboratories	640,123	35,994
Bristol-Myers Squibb Co.	955,712	33,679
UnitedHealth Group Inc.	621,398	31,492
WellPoint Inc.	407,462	26,994
Eli Lilly & Co.	551,775	22,932
Covidien plc	346,700	15,605
Aetna Inc.	285,068	12,027
Baxter International Inc.	230,168	11,389
* Biogen Idec Inc.	102,989	11,334
Medtronic Inc.	291,153	11,137
Humana Inc.	119,913	10,506
* Celgene Corp.	137,400	9,288
* Tenet Healthcare Corp.	1,545,777	7,930
Amgen Inc.	99,800	6,408
Cigna Corp.	149,700	6,287
St. Jude Medical Inc.	136,000	4,665
Becton Dickinson and Co.	55,402	4,140
* Forest Laboratories Inc.	121,467	3,676
PerkinElmer Inc.	167,980	3,360
Stryker Corp.	66,693	3,315
* Mylan Inc.	99,000	2,124
* Agilent Technologies Inc.	49,800	1,739
* Express Scripts Inc.	35,531	1,588
* Zimmer Holdings Inc.	19,000	1,015
* Thermo Fisher Scientific Inc.	20,800	935
* Medco Health Solutions Inc.	15,900	889
* Intuitive Surgical Inc.	1,822	844
* Boston Scientific Corp.	108,600	580
* XenoPort Inc.	137,455	524
* Idenix Pharmaceuticals Inc.	66,900	498
* Theravance Inc.	22,100	488
* Myriad Genetics Inc.	21,159	443
* Valeant Pharmaceuticals International Inc.	8,100	378
* Viropharma Inc.	9,500	260
* Neurocrine Biosciences Inc.	25,722	219
* Furiex Pharmaceuticals Inc.	12,200	204
* Allos Therapeutics Inc.	143,374	204
* Watson Pharmaceuticals Inc.	3,300	199
* Brookdale Senior Living Inc. Class A	10,800	188
Patterson Cos. Inc.	6,264	185
* Pain Therapeutics Inc.	43,149	164
* Zoll Medical Corp.	2,100	133
Medicis Pharmaceutical Corp. Class A	3,500	116
* Pharmacyclics Inc.	7,700	114
* Enzon Pharmaceuticals Inc.	16,538	111
* AngioDynamics Inc.	6,500	96
Hill-Rom Holdings Inc.	2,431	82
* NPS Pharmaceuticals Inc.	10,653	70
* Halozyme Therapeutics Inc.	7,300	69
* Oncothyreon Inc.	9,033	68
* Warner Chilcott plc Class A	4,500	68
* MedAssets Inc.	5,800	54
* AMAG Pharmaceuticals Inc.	2,437	46
* Biosante Pharmaceuticals Inc.	69,800	35
* Dynavax Technologies Corp.	10,500	35

* Pozen Inc.	7,353	29
* Arqule Inc.	4,200	24
* PharMerica Corp.	1,500	23
* TranS1 Inc.	10,180	19
* Sciclone Pharmaceuticals Inc.	4,200	18
* Emergent Biosolutions Inc.	1,067	18
* Ligand Pharmaceuticals Inc. Class B	1,400	17
* SonoSite Inc.	300	16
* Spectrum Pharmaceuticals Inc.	1,100	16
* Rigel Pharmaceuticals Inc.	1,900	15
* LCA-Vision Inc.	4,755	14
* Isis Pharmaceuticals Inc.	1,600	11
Chemed Corp.	200	10
* Biolase Technology Inc.	3,636	9
* Vanda Pharmaceuticals Inc.	1,958	9
* Sunrise Senior Living Inc.	1,438	9
* Alkermes plc	500	9
* Endocyte Inc.	2,300	9
* GTx Inc.	2,000	7
* Alnylam Pharmaceuticals Inc.	745	6
* Align Technology Inc.	202	5
* Neoprobe Corp.	1,466	4
* Curis Inc.	800	4
* Thoratec Corp.	100	3
* Amylin Pharmaceuticals Inc.	200	2
* Orexigen Therapeutics Inc.	1,300	2
* Optimer Pharmaceuticals Inc.	137	2
		468,297
Industrials (10.1%)
General Electric Co.	2,975,215	53,286
General Dynamics Corp.	504,881	33,529
Union Pacific Corp.	261,335	27,686
Lockheed Martin Corp.	286,354	23,166
Norfolk Southern Corp.	313,202	22,820
Tyco International Ltd.	469,480	21,929
Northrop Grumman Corp.	359,935	21,049
Caterpillar Inc.	225,471	20,428
United Technologies Corp.	272,300	19,902
United Parcel Service Inc. Class B	188,893	13,825
Precision Castparts Corp.	81,367	13,408
L-3 Communications Holdings Inc.	197,385	13,162
CSX Corp.	570,615	12,017
Honeywell International Inc.	214,400	11,653
Raytheon Co.	233,631	11,303
Equifax Inc.	276,600	10,716
WW Grainger Inc.	47,059	8,809
Emerson Electric Co.	120,329	5,606
Republic Services Inc. Class A	202,200	5,571
3M Co.	65,600	5,362
Southwest Airlines Co.	552,995	4,734
Parker Hannifin Corp.	60,694	4,628
Cummins Inc.	44,267	3,896
Expeditors International of Washington Inc.	89,100	3,650
* Sensata Technologies Holding NV	113,600	2,985
PACCAR Inc.	76,600	2,870
Snap-on Inc.	53,822	2,724
Deere & Co.	32,300	2,498

Fluor Corp.	46,189	2,321
Covanta Holding Corp.	168,300	2,304
Pitney Bowes Inc.	100,300	1,860
Illinois Tool Works Inc.	37,650	1,759
Rockwell Automation Inc.	19,337	1,419
Flowserve Corp.	12,700	1,261
Ryder System Inc.	22,426	1,192
Boeing Co.	14,697	1,078
Pall Corp.	16,742	957
* Nielsen Holdings NV	31,600	938
* Verisk Analytics Inc. Class A	19,300	775
Masco Corp.	50,800	532
Cintas Corp.	13,633	475
* WABCO Holdings Inc.	10,700	464
* Atlas Air Worldwide Holdings Inc.	9,129	351
Dun & Bradstreet Corp.	4,600	344
Avery Dennison Corp.	11,100	318
Stanley Black & Decker Inc.	4,390	297
* FuelCell Energy Inc.	326,100	284
* AerCap Holdings NV	20,900	236
Fastenal Co.	5,300	231
Eaton Corp.	4,531	197
* Jacobs Engineering Group Inc.	4,600	187
* Swift Transportation Co.	21,100	174
Acuity Brands Inc.	2,500	133
Deluxe Corp.	5,600	127
* Old Dominion Freight Line Inc.	2,700	109
* Alaska Air Group Inc.	1,400	105
Federal Signal Corp.	24,806	103
KBR Inc.	3,600	100
Xylem Inc.	3,820	98
* EnerNOC Inc.	8,416	91
Quad/Graphics Inc.	6,237	89
* Meritor Inc.	13,100	70
CH Robinson Worldwide Inc.	970	68
* Navistar International Corp.	1,700	64
Granite Construction Inc.	2,100	50
* GrafTech International Ltd.	3,166	43
* Copart Inc.	900	43
* MasTec Inc.	2,144	37
* SYKES Enterprises Inc.	2,000	31
Arkansas Best Corp.	1,600	31
* Accuride Corp.	3,762	27
* Hexcel Corp.	1,100	27
* Navigant Consulting Inc.	2,100	24
* Pendrell Corp.	8,990	23
* Ceradyne Inc.	810	22
LB Foster Co. Class A	694	20
Brink's Co.	700	19
Crane Co.	398	19
* Shaw Group Inc.	600	16
* Pacer International Inc.	2,800	15
Textainer Group Holdings Ltd.	500	15
Cooper Industries plc	200	11
Belden Inc.	300	10
Barnes Group Inc.	400	10
* Middleby Corp.	100	9

* KEYW Holding Corp.	1,236	9
JB Hunt Transport Services Inc.	200	9
* Odyssey Marine Exploration Inc.	2,800	8
Comfort Systems USA Inc.	600	6
* Consolidated Graphics Inc.	100	5
* Beacon Roofing Supply Inc.	200	4
* ACCO Brands Corp.	400	4
* EnerSys	100	3
* Spirit Aerosystems Holdings Inc. Class A	100	2
* American Reprographics Co.	100	—
* Kforce Inc.	34	—
		404,875
Information Technology (19.1%)
* Apple Inc.	381,323	154,436
International Business Machines Corp.	464,001	85,320
Microsoft Corp.	3,231,247	83,883
Intel Corp.	2,287,109	55,462
* Google Inc. Class A	72,513	46,836
Oracle Corp.	1,355,325	34,764
Qualcomm Inc.	627,406	34,319
Visa Inc. Class A	300,841	30,544
Cisco Systems Inc.	1,439,709	26,030
Mastercard Inc. Class A	64,639	24,099
Accenture plc Class A	339,818	18,089
Motorola Solutions Inc.	311,700	14,429
* Dell Inc.	882,884	12,917
* Novellus Systems Inc.	284,450	11,745
Hewlett-Packard Co.	370,500	9,544
* Symantec Corp.	573,200	8,971
Intuit Inc.	153,500	8,073
* NVIDIA Corp.	535,400	7,421
* Western Digital Corp.	233,200	7,218
* eBay Inc.	233,266	7,075
Jabil Circuit Inc.	345,700	6,796
* Marvell Technology Group Ltd.	400,836	5,552
* Cognizant Technology Solutions Corp. Class A	78,448	5,045
VeriSign Inc.	119,100	4,254
* LSI Corp.	570,000	3,391
Texas Instruments Inc.	115,102	3,351
Corning Inc.	233,100	3,026
Automatic Data Processing Inc.	55,602	3,003
KLA-Tencor Corp.	60,005	2,895
Analog Devices Inc.	79,184	2,833
* Yahoo! Inc.	170,982	2,758
* Red Hat Inc.	65,756	2,715
* Compuware Corp.	324,211	2,697
* Akamai Technologies Inc.	83,472	2,694
* Zebra Technologies Corp.	64,000	2,290
* Salesforce.com Inc.	22,500	2,283
* Citrix Systems Inc.	33,300	2,022
Applied Materials Inc.	169,309	1,813
* Fiserv Inc.	27,102	1,592
* Magma Design Automation Inc.	214,400	1,539
* SanDisk Corp.	31,200	1,535
* AOL Inc.	100,200	1,513
Lexmark International Inc. Class A	42,000	1,389
* Quest Software Inc.	72,200	1,343

* Micron Technology Inc.	191,700	1,206
* Autodesk Inc.	39,000	1,183
Paychex Inc.	38,300	1,153
* Sina Corp.	21,000	1,092
Harris Corp.	30,293	1,092
* Electronic Arts Inc.	49,400	1,018
* F5 Networks Inc.	8,700	923
* Juniper Networks Inc.	44,779	914
Linear Technology Corp.	27,967	840
Avago Technologies Ltd.	26,499	765
* BMC Software Inc.	21,300	698
Microchip Technology Inc.	17,878	655
* Acxiom Corp.	46,500	568
Xerox Corp.	52,400	417
* Entegris Inc.	41,200	359
* Research In Motion Ltd.	21,400	310
Fidelity National Information Services Inc.	10,700	285
Seagate Technology plc	16,052	263
* Agilysys Inc.	30,416	242
* Tekelec	21,700	237
* Amkor Technology Inc.	37,200	162
* Digital River Inc.	10,300	155
Fair Isaac Corp.	3,935	141
* STEC Inc.	15,818	136
Computer Sciences Corp.	5,300	126
Earthlink Inc.	18,558	120
* Ancestry.com Inc.	4,366	100
* Kulicke & Soffa Industries Inc.	10,400	96
* Flextronics International Ltd.	16,500	93
Micrel Inc.	8,779	89
* Aspen Technology Inc.	5,042	87
* LTX-Credence Corp.	14,300	76
* Photronics Inc.	11,700	71
* Global Cash Access Holdings Inc.	15,900	71
* Tessera Technologies Inc.	4,000	67
MKS Instruments Inc.	2,400	67
* Entropic Communications Inc.	11,900	61
* Convergys Corp.	4,600	59
* Ingram Micro Inc.	3,200	58
* Demand Media Inc.	8,100	54
* JDS Uniphase Corp.	4,900	51
Cypress Semiconductor Corp.	2,600	44
* Yandex NV Class A	2,123	42
* Web.com Group Inc.	3,500	40
* IntraLinks Holdings Inc.	5,900	37
* OSI Systems Inc.	700	34
* Arris Group Inc.	3,000	32
Tellabs Inc.	7,605	31
TE Connectivity Ltd.	905	28
* WebMD Health Corp.	700	26
* Lam Research Corp.	700	26
* Freescale Semiconductor Holdings I Ltd.	1,700	21
* Applied Micro Circuits Corp.	3,100	21
* Teradyne Inc.	1,500	20
* THQ Inc.	26,300	20
* Active Network Inc.	1,400	19
Altera Corp.	500	19

* Infinera Corp.	2,600	16
* ValueClick Inc.	800	13
* Checkpoint Systems Inc.	1,100	12
* Imation Corp.	1,800	10
* Integrated Device Technology Inc.	1,500	8
* Advent Software Inc.	300	7
* Silicon Image Inc.	1,500	7
* Symmetricom Inc.	1,106	6
* ShoreTel Inc.	800	5
* Quantum Corp.	2,049	5
* Polycom Inc.	300	5
* Zix Corp.	1,700	5
* TIBCO Software Inc.	200	5
* Amtech Systems Inc.	500	4
* Smith Micro Software Inc.	3,500	4
* Glu Mobile Inc.	1,200	4
* Arrow Electronics Inc.	100	4
* Advanced Analogic Technologies Inc.	600	3
* UTStarcom Holdings Corp.	2,038	3
OPNET	66	2
* PLX Technology Inc.	600	2
* Monster Worldwide Inc.	200	2
* Websense Inc.	82	2
* Network Equipment Technologies Inc.	600	1
		766,259
Materials (3.3%)
Freeport-McMoRan Copper & Gold Inc.	784,857	28,875
Monsanto Co.	271,900	19,052
CF Industries Holdings Inc.	104,909	15,210
Newmont Mining Corp.	198,817	11,931
International Flavors & Fragrances Inc.	176,196	9,236
EI du Pont de Nemours & Co.	193,946	8,879
International Paper Co.	273,700	8,102
Eastman Chemical Co.	194,980	7,616
PPG Industries Inc.	47,000	3,924
Airgas Inc.	45,759	3,573
Sealed Air Corp.	159,700	2,748
Dow Chemical Co.	82,900	2,384
Ecolab Inc.	40,533	2,343
Nucor Corp.	48,800	1,931
FMC Corp.	16,800	1,446
Sherwin-Williams Co.	6,800	607
Ball Corp.	15,400	550
MeadWestvaco Corp.	17,984	539
Innophos Holdings Inc.	8,800	427
Sigma-Aldrich Corp.	6,500	406
* Georgia Gulf Corp.	19,300	376
Pan American Silver Corp.	15,500	338
Titanium Metals Corp.	22,297	334
Boise Inc.	42,400	302
* Mercer International Inc.	47,100	287
Mosaic Co.	4,600	232
* Headwaters Inc.	96,500	214
* Owens-Illinois Inc.	7,100	138
* Jaguar Mining Inc.	17,400	111
Worthington Industries Inc.	5,780	95
* Rockwood Holdings Inc.	1,800	71

Domtar Corp.	800	64
Albemarle Corp.	1,122	58
* Aurizon Mines Ltd.	9,779	48
Aptargroup Inc.	800	42
* WR Grace & Co.	900	41
* OM Group Inc.	1,396	31
* General Moly Inc.	8,500	26
Air Products & Chemicals Inc.	300	26
Packaging Corp. of America	800	20
Valspar Corp.	400	16
* Stillwater Mining Co.	1,400	15
* Novagold Resources Inc.	1,700	14
* Golden Star Resources Ltd.	7,900	13
* Century Aluminum Co.	1,500	13
* Allied Nevada Gold Corp.	400	12
* Seabridge Gold Inc.	700	11
American Vanguard Corp.	600	8
* Rare Element Resources Ltd.	1,030	3
* Silver Standard Resources Inc.	100	1
		132,739
Telecommunication Services (3.6%)
AT&T Inc.	2,563,037	77,506
Verizon Communications Inc.	1,251,539	50,212
American Tower Corp. Class A	161,782	9,709
CenturyLink Inc.	118,800	4,419
* Level 3 Communications Inc.	29,000	493
* MetroPCS Communications Inc.	44,381	385
* Sprint Nextel Corp.	152,100	356
* Vonage Holdings Corp.	99,800	244
* Leap Wireless International Inc.	15,300	142
USA Mobility Inc.	2,653	37
* Clearwire Corp. Class A	13,800	27
Windstream Corp.	1,500	18
		143,548
Utilities (3.2%)
Northeast Utilities	454,200	16,383
CenterPoint Energy Inc.	674,600	13,553
Public Service Enterprise Group Inc.	364,255	12,024
Duke Energy Corp.	436,800	9,610
American Electric Power Co. Inc.	220,800	9,121
ONEOK Inc.	88,029	7,631
NiSource Inc.	314,500	7,488
DTE Energy Co.	136,000	7,405
* AES Corp.	580,100	6,868
Exelon Corp.	155,500	6,744
FirstEnergy Corp.	127,300	5,639
Ameren Corp.	161,800	5,361
PG&E Corp.	114,300	4,712
Edison International	97,300	4,028
Constellation Energy Group Inc.	69,273	2,748
CMS Energy Corp.	103,200	2,279
Integrys Energy Group Inc.	41,377	2,242
Dominion Resources Inc.	28,994	1,539
* NRG Energy Inc.	51,782	938
NV Energy Inc.	42,200	690
* Calpine Corp.	26,400	431

Xcel Energy Inc.			13,589	376
Consolidated Edison Inc.			2,407	149
NextEra Energy Inc.			392	24
NorthWestern Corp.			400	14
PNM Resources Inc.			400	7
Pinnacle West Capital Corp.			93	5
				128,009
Total Common Stocks (Cost $3,508,855)				3,872,277
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (3.8%)
[2,3] Vanguard Market Liquidity Fund	0.110%		155,093,475	155,093

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Federal Home Loan Bank Discount Notes	0.060%	1/4/12	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.030%	2/8/12	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.040%	2/10/12	100	100
[4,6] Freddie Mac Discount Notes	0.050%	4/4/12	8,000	7,998
[4,6] Freddie Mac Discount Notes	0.050%	4/24/12	3,000	2,999
				11,297
Total Temporary Cash Investments (Cost $166,392)				166,390
Total Investments (100.6%) (Cost $3,675,247)				4,038,667
Other Assets and Liabilities-Net (-0.6%)[3]				(24,344)
Net Assets (100%)				4,014,323

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $54,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $67,000 of collateral received for securities on loan.
4 Securities with a value of $11,297,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Growth and Income Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,872,277	—	—
Temporary Cash Investments	155,093	11,297	—
Futures Contracts—Assets[1]	52	—	—
Futures Contracts—Liabilities[1]	(618)	—	—
Total	4,026,804	11,297	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	377	118,058	2,854
E-mini S&P 500 Index	March 2012	256	16,033	14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Growth and Income Fund

D. At December 31, 2011, the cost of investment securities for tax purposes was $3,675,247,000. Net unrealized appreciation of investment securities for tax purposes was $363,420,000, consisting of unrealized gains of $471,351,000 on securities that had risen in value since their purchase and $107,931,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.3%)
Starbucks Corp.	79,645	3,665
* DIRECTV Class A	77,600	3,318
CBS Corp. Class B	119,190	3,235
News Corp. Class A	162,400	2,897
Macy's Inc.	90,000	2,896
* priceline.com Inc.	6,100	2,853
Time Warner Cable Inc.	44,500	2,829
Limited Brands Inc.	64,018	2,583
* AutoZone Inc.	7,860	2,554
Wynn Resorts Ltd.	21,650	2,392
Viacom Inc. Class B	48,340	2,195
* Goodyear Tire & Rubber Co.	143,000	2,026
Target Corp.	36,000	1,844
McDonald's Corp.	16,547	1,660
Wyndham Worldwide Corp.	27,900	1,055
* Bed Bath & Beyond Inc.	17,300	1,003
VF Corp.	7,650	972
Ross Stores Inc.	19,800	941
Harley-Davidson Inc.	17,000	661
* Ford Motor Co.	60,706	653
Harman International Industries Inc.	14,660	558
Ralph Lauren Corp. Class A	3,700	511
* Amazon.com Inc.	2,200	381
Comcast Corp.	10,525	248
Home Depot Inc.	5,075	213
Walt Disney Co.	5,429	204
Coach Inc.	1,200	73
		44,420
Consumer Staples (10.7%)
Philip Morris International Inc.	95,936	7,529
Procter & Gamble Co.	104,694	6,984
Altria Group Inc.	144,900	4,296
Coca-Cola Co.	53,940	3,774
Walgreen Co.	88,000	2,909
Lorillard Inc.	24,600	2,804
Kroger Co.	104,400	2,529
Coca-Cola Enterprises Inc.	93,700	2,416
* Constellation Brands Inc. Class A	114,500	2,367
Wal-Mart Stores Inc.	37,346	2,232
Colgate-Palmolive Co.	20,300	1,876
PepsiCo Inc.	24,992	1,658
Whole Foods Market Inc.	21,500	1,496
Estee Lauder Cos. Inc. Class A	8,000	899
Tyson Foods Inc. Class A	32,000	660
Hershey Co.	9,000	556
Mead Johnson Nutrition Co.	7,200	495
Dr Pepper Snapple Group Inc.	8,200	324

Kraft Foods Inc.	6,700	250
		46,054
Energy (12.8%)
Exxon Mobil Corp.	209,839	17,786
Chevron Corp.	97,556	10,380
ConocoPhillips	84,359	6,147
Marathon Oil Corp.	112,900	3,305
Occidental Petroleum Corp.	31,901	2,989
National Oilwell Varco Inc.	41,300	2,808
Marathon Petroleum Corp.	70,100	2,334
Valero Energy Corp.	101,000	2,126
* Tesoro Corp.	62,700	1,465
Halliburton Co.	42,400	1,463
Schlumberger Ltd.	19,725	1,347
Anadarko Petroleum Corp.	15,850	1,210
Helmerich & Payne Inc.	17,840	1,041
Chesapeake Energy Corp.	45,950	1,024
		55,425
Financials (13.9%)
JPMorgan Chase & Co.	211,729	7,040
Wells Fargo & Co.	243,435	6,709
US Bancorp	163,024	4,410
American Express Co.	84,000	3,962
ACE Ltd.	45,300	3,176
Chubb Corp.	44,143	3,056
PNC Financial Services Group Inc.	52,800	3,045
Capital One Financial Corp.	67,400	2,850
Discover Financial Services	109,850	2,636
Torchmark Corp.	60,550	2,627
Simon Property Group Inc.	19,900	2,566
Lincoln National Corp.	118,300	2,297
Moody's Corp.	67,100	2,260
* NASDAQ OMX Group Inc.	85,400	2,093
Kimco Realty Corp.	121,800	1,978
* Berkshire Hathaway Inc. Class B	20,505	1,565
Franklin Resources Inc.	14,876	1,429
* Berkshire Hathaway Inc. Class A	11	1,262
HCP Inc.	28,500	1,181
Citigroup Inc.	36,125	951
Unum Group	37,100	782
Marsh & McLennan Cos. Inc.	22,000	696
Ameriprise Financial Inc.	8,500	422
Prudential Financial Inc.	8,100	406
Bank of America Corp.	47,553	264
* CBRE Group Inc. Class A	9,600	146
Public Storage	600	81
		59,890
Health Care (12.0%)
Pfizer Inc.	400,219	8,661
Johnson & Johnson	76,046	4,987
Bristol-Myers Squibb Co.	132,300	4,662
UnitedHealth Group Inc.	88,154	4,468
Eli Lilly & Co.	94,687	3,935
* Biogen Idec Inc.	28,000	3,081
Humana Inc.	34,120	2,989
WellPoint Inc.	42,500	2,816

AmerisourceBergen Corp. Class A	67,798	2,521
* Agilent Technologies Inc.	70,750	2,471
McKesson Corp.	29,400	2,291
* Watson Pharmaceuticals Inc.	37,840	2,283
Merck & Co. Inc.	54,644	2,060
Aetna Inc.	42,870	1,809
Cigna Corp.	33,100	1,390
Abbott Laboratories	19,868	1,117
Baxter International Inc.	2,600	129
		51,670
Industrials (10.4%)
General Electric Co.	532,022	9,528
Union Pacific Corp.	39,500	4,185
Honeywell International Inc.	72,200	3,924
Caterpillar Inc.	35,900	3,253
Norfolk Southern Corp.	42,700	3,111
Lockheed Martin Corp.	37,100	3,001
Tyco International Ltd.	64,000	2,989
Northrop Grumman Corp.	47,616	2,785
Eaton Corp.	57,200	2,490
Parker Hannifin Corp.	32,000	2,440
United Parcel Service Inc. Class B	23,921	1,751
General Dynamics Corp.	20,700	1,375
WW Grainger Inc.	5,100	955
Cummins Inc.	8,395	739
Dover Corp.	12,500	726
United Technologies Corp.	7,736	565
CSX Corp.	24,944	525
Pitney Bowes Inc.	22,400	415
		44,757
Information Technology (19.3%)
* Apple Inc.	40,842	16,541
International Business Machines Corp.	57,640	10,599
Microsoft Corp.	343,641	8,921
Intel Corp.	288,953	7,007
* Google Inc. Class A	9,505	6,139
Oracle Corp.	213,488	5,476
Cisco Systems Inc.	180,315	3,260
Accenture plc Class A	60,800	3,237
Mastercard Inc. Class A	8,300	3,095
* Dell Inc.	203,100	2,972
Motorola Solutions Inc.	62,850	2,909
Applied Materials Inc.	225,600	2,416
Jabil Circuit Inc.	122,600	2,410
* Western Digital Corp.	76,700	2,374
* NVIDIA Corp.	153,200	2,123
* Symantec Corp.	128,700	2,014
Qualcomm Inc.	20,857	1,141
* Teradata Corp.	10,739	521
* Motorola Mobility Holdings Inc.	7,756	301
* Advanced Micro Devices Inc.	10,600	57
		83,513
Materials (3.1%)
CF Industries Holdings Inc.	19,685	2,854
International Paper Co.	91,700	2,714
PPG Industries Inc.	31,900	2,663

Dow Chemical Co.			84,000	2,416
Eastman Chemical Co.			48,400	1,891
EI du Pont de Nemours & Co.			12,548	574
Cliffs Natural Resources Inc.			5,500	343
				13,455
Telecommunication Services (3.6%)
AT&T Inc.			300,735	9,094
Verizon Communications Inc.			165,996	6,660
				15,754
Utilities (3.7%)
Duke Energy Corp.			159,600	3,511
American Electric Power Co. Inc.			71,100	2,937
CMS Energy Corp.			122,038	2,695
Ameren Corp.			77,800	2,578
Entergy Corp.			24,100	1,760
CenterPoint Energy Inc.			68,500	1,376
DTE Energy Co.			22,400	1,220
Public Service Enterprise Group Inc.			2,400	79
				16,156
Total Common Stocks (Cost $367,534)				431,094
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	0.110%		1,003,000	1,003

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3 Fannie Mae Discount Notes	0.040%	4/24/12	100	100
[3,4] Freddie Mac Discount Notes	0.050%	4/24/12	100	100
				200
Total Temporary Cash Investments (Cost $1,203)				1,203
Total Investments (100.1%) (Cost $368,737)				432,297
Other Assets and Liabilities-Net (-0.1%)				(278)
Net Assets (100%)				432,019

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Structured Large-Cap Equity Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	431,094	—	—
Temporary Cash Investments	1,003	200	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	432,094	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2012	9	564	5
S&P 500 Index	March 2012	1	313	6

Structured Large-Cap Equity Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2011, the cost of investment securities for tax purposes was $368,737,000. Net unrealized appreciation of investment securities for tax purposes was $63,560,000, consisting of unrealized gains of $76,541,000 on securities that had risen in value since their purchase and $12,981,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.7%)
Starbucks Corp.	59,600	2,742
Viacom Inc. Class B	49,695	2,257
CBS Corp. Class B	80,800	2,193
Macy's Inc.	68,100	2,191
Time Warner Cable Inc.	31,962	2,032
Limited Brands Inc.	48,850	1,971
DISH Network Corp. Class A	68,500	1,951
* AutoZone Inc.	6,000	1,950
* priceline.com Inc.	4,000	1,871
News Corp. Class A	101,400	1,809
Polaris Industries Inc.	30,800	1,724
Brinker International Inc.	60,000	1,606
Dillard's Inc. Class A	33,300	1,495
Wynn Resorts Ltd.	13,200	1,458
Ross Stores Inc.	25,600	1,217
Weight Watchers International Inc.	21,800	1,199
* DIRECTV Class A	27,500	1,176
* Tempur-Pedic International Inc.	21,400	1,124
Advance Auto Parts Inc.	15,800	1,100
* Ford Motor Co.	96,462	1,038
* Las Vegas Sands Corp.	22,900	979
* Goodyear Tire & Rubber Co.	63,500	900
Comcast Corp. Class A	27,491	652
Foot Locker Inc.	27,200	648
McDonald's Corp.	5,911	593
* Warnaco Group Inc.	7,700	385
* Bed Bath & Beyond Inc.	4,300	249
		38,510
Consumer Staples (9.2%)
Philip Morris International Inc.	65,450	5,136
Procter & Gamble Co.	40,551	2,705
Lorillard Inc.	17,300	1,972
Hershey Co.	31,900	1,971
Coca-Cola Enterprises Inc.	69,800	1,799
* Constellation Brands Inc. Class A	86,300	1,784
Kroger Co.	73,400	1,778
Dr Pepper Snapple Group Inc.	41,400	1,634
Coca-Cola Co.	21,990	1,539
Whole Foods Market Inc.	21,000	1,461
Walgreen Co.	43,400	1,435
Herbalife Ltd.	27,300	1,411
Estee Lauder Cos. Inc. Class A	12,000	1,348
B&G Foods Inc. Class A	39,000	939
Wal-Mart Stores Inc.	13,765	823
* Smithfield Foods Inc.	28,100	682
PepsiCo Inc.	9,900	657
Nu Skin Enterprises Inc. Class A	12,700	617

Tyson Foods Inc. Class A	25,100	518
		30,209
Energy (11.7%)
Exxon Mobil Corp.	137,120	11,622
Chevron Corp.	63,865	6,795
ConocoPhillips	57,740	4,208
National Oilwell Varco Inc.	33,700	2,291
Occidental Petroleum Corp.	24,040	2,253
Marathon Oil Corp.	76,100	2,227
Valero Energy Corp.	91,200	1,920
Marathon Petroleum Corp.	53,800	1,791
HollyFrontier Corp.	57,700	1,350
Chesapeake Energy Corp.	55,600	1,239
* CVR Energy Inc.	53,900	1,010
* Tesoro Corp.	29,300	685
Schlumberger Ltd.	7,800	533
Pioneer Natural Resources Co.	3,100	277
Devon Energy Corp.	1,500	93
		38,294
Financials (15.4%)
JPMorgan Chase & Co.	133,536	4,440
US Bancorp	115,250	3,118
American Express Co.	58,720	2,770
PNC Financial Services Group Inc.	41,000	2,364
Chubb Corp.	33,970	2,351
Aflac Inc.	49,040	2,121
Fifth Third Bancorp	160,000	2,035
* Arch Capital Group Ltd.	52,400	1,951
KeyCorp	248,200	1,909
Torchmark Corp.	43,200	1,874
Capital One Financial Corp.	43,200	1,827
Moody's Corp.	50,600	1,704
* World Acceptance Corp.	21,956	1,614
Simon Property Group Inc.	12,300	1,586
Wells Fargo & Co.	51,370	1,416
* Berkshire Hathaway Inc. Class B	17,500	1,335
Allied World Assurance Co. Holdings AG	20,341	1,280
Discover Financial Services	52,200	1,253
Reinsurance Group of America Inc. Class A	22,800	1,191
Public Storage	8,300	1,116
Taubman Centers Inc.	14,300	888
Ameriprise Financial Inc.	17,200	854
Rayonier Inc.	18,300	817
CBL & Associates Properties Inc.	51,500	809
American Financial Group Inc.	21,300	786
* Credit Acceptance Corp.	8,800	724
Hospitality Properties Trust	31,500	724
Sun Communities Inc.	18,900	690
Nelnet Inc. Class A	26,700	653
Lexington Realty Trust	78,600	589
Commerce Bancshares Inc.	14,910	568
Kimco Realty Corp.	33,900	551
Camden Property Trust	7,700	479
* NASDAQ OMX Group Inc.	19,300	473
Cash America International Inc.	8,600	401
Citigroup Inc.	11,900	313

Potlatch Corp.	10,000	311
Franklin Resources Inc.	2,870	276
NYSE Euronext	5,900	154
National Retail Properties Inc.	4,100	108
* Forest City Enterprises Inc. Class A	7,600	90
		50,513
Health Care (12.1%)
Pfizer Inc.	270,264	5,849
Abbott Laboratories	63,800	3,588
Bristol-Myers Squibb Co.	92,152	3,248
UnitedHealth Group Inc.	61,475	3,116
Eli Lilly & Co.	68,120	2,831
Johnson & Johnson	37,807	2,479
* Biogen Idec Inc.	22,000	2,421
McKesson Corp.	29,000	2,259
Humana Inc.	25,550	2,238
Aetna Inc.	51,700	2,181
AmerisourceBergen Corp. Class A	52,300	1,945
* Agilent Technologies Inc.	55,400	1,935
* Charles River Laboratories International Inc.	42,600	1,164
WellPoint Inc.	17,400	1,153
Cooper Cos. Inc.	12,700	896
Merck & Co. Inc.	22,183	836
* Watson Pharmaceuticals Inc.	10,000	603
Cardinal Health Inc.	10,000	406
* Mettler-Toledo International Inc.	2,100	310
* Health Management Associates Inc. Class A	20,000	147
* Par Pharmaceutical Cos. Inc.	2,800	92
		39,697
Industrials (10.9%)
General Electric Co.	286,380	5,129
Norfolk Southern Corp.	31,800	2,317
Lockheed Martin Corp.	27,200	2,201
Tyco International Ltd.	46,300	2,163
Caterpillar Inc.	21,800	1,975
Northrop Grumman Corp.	32,630	1,908
Parker Hannifin Corp.	24,200	1,845
Eaton Corp.	42,200	1,837
Cummins Inc.	20,800	1,831
Rockwell Automation Inc.	24,700	1,812
PACCAR Inc.	41,500	1,555
* Sauer-Danfoss Inc.	42,100	1,524
* CNH Global NV	42,300	1,522
* Alaska Air Group Inc.	17,400	1,307
United Technologies Corp.	14,140	1,034
* AGCO Corp.	21,000	902
Honeywell International Inc.	14,524	789
Pitney Bowes Inc.	41,000	760
FedEx Corp.	6,200	518
L-3 Communications Holdings Inc.	7,700	513
Towers Watson & Co. Class A	8,500	509
* Delta Air Lines Inc.	51,000	413
Knoll Inc.	25,600	380
United Parcel Service Inc. Class B	4,600	337
Deluxe Corp.	7,100	162
Cintas Corp.	3,000	104

Albany International Corp.	4,200	97
Union Pacific Corp.	800	85
* Dollar Thrifty Automotive Group Inc.	1,160	82
		35,611
Information Technology (18.2%)
* Apple Inc.	25,920	10,498
International Business Machines Corp.	37,742	6,940
Microsoft Corp.	234,097	6,077
Intel Corp.	147,390	3,574
Accenture plc Class A	45,800	2,438
Oracle Corp.	92,248	2,366
* Dell Inc.	148,300	2,170
Motorola Solutions Inc.	46,700	2,162
Intuit Inc.	37,900	1,993
* Google Inc. Class A	3,020	1,951
* Alliance Data Systems Corp.	17,000	1,765
Cisco Systems Inc.	97,550	1,764
* VMware Inc. Class A	21,200	1,764
* NVIDIA Corp.	121,100	1,678
* Anixter International Inc.	27,900	1,664
Western Union Co.	86,600	1,581
KLA-Tencor Corp.	30,100	1,452
Jabil Circuit Inc.	70,800	1,392
OPNET	32,200	1,181
MKS Instruments Inc.	36,300	1,010
Applied Materials Inc.	77,700	832
* LSI Corp.	121,800	725
* Electronic Arts Inc.	27,600	569
* NCR Corp.	31,500	518
* Autodesk Inc.	12,000	364
* Advanced Micro Devices Inc.	66,500	359
Qualcomm Inc.	5,400	295
* Ancestry.com Inc.	10,900	250
* Motorola Mobility Holdings Inc.	6,037	234
MAXIMUS Inc.	3,400	141
* Novellus Systems Inc.	1,600	66
		59,773
Materials (3.6%)
International Paper Co.	68,100	2,016
PPG Industries Inc.	23,400	1,954
CF Industries Holdings Inc.	13,300	1,928
EI du Pont de Nemours & Co.	38,580	1,766
Eastman Chemical Co.	37,000	1,445
Southern Copper Corp.	28,200	851
Innophos Holdings Inc.	14,700	714
Domtar Corp.	8,500	680
Celanese Corp. Class A	13,700	606
		11,960
Telecommunication Services (3.2%)
AT&T Inc.	194,729	5,888
Verizon Communications Inc.	111,057	4,456
* Vonage Holdings Corp.	41,200	101
		10,445
Utilities (3.5%)
American Electric Power Co. Inc.	52,000	2,148
CMS Energy Corp.	93,600	2,067

Cleco Corp.		47,500	1,810
CenterPoint Energy Inc.		85,600	1,720
Public Service Enterprise Group Inc.		39,800	1,314
Entergy Corp.		17,600	1,285
Consolidated Edison Inc.		13,300	825
Alliant Energy Corp.		9,000	397
			11,566
Total Common Stocks (Cost $282,184)			326,578
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund (Cost
$1,613)	0.110%	1,613,218	1,613

Total Investments (100.0%) (Cost $283,797)			328,191
Other Assets and Liabilities-Net (0.0%)			(156)
Net Assets (100%)			328,035

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Structured Broad Market Fund

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	326,578	—	—
Temporary Cash Investments	1,613	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	328,185	—	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	4	1,252	23
E-mini S&P 500 Index	March 2012	3	188	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2011, the cost of investment securities for tax purposes was $283,797,000. Net unrealized appreciation of investment securities for tax purposes was $44,394,000, consisting of unrealized gains of $56,578,000 on securities that had risen in value since their purchase and $12,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	February 21, 2012
VANGUARD QUANTITATIVE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	February 21, 2012

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.